SCHEDULE OF REPORTING SEGMENTS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 411,452	$ 278,238	$ 1,304,725	$ 1,164,640	$ 1,484,235	$ 3,640,796
Cost of Revenue	136,887	447,248	781,895	1,007,321	991,558	2,624,461
Gross Profit	274,565	(169,010)	522,830	157,319	492,677	1,016,335
Depreciation and Amortization			17,148	10,000	25,695	25,803
General and Administrative					1,695,725
Gain (Loss) from Operations	(424,151)	(580,296)	(1,519,193)	(1,107,626)	(1,228,743)	(764,158)
Foreign Currency Gain
Other Misc Income					24,282
Gain on Disposal of Assets, Net
Interest Income	58	69	193	265	914	411
Interest Expense	(29,337)	(32,125)	(256,660)	(98,133)	(398,756)	(383,299)
Gain (Loss) Before Income Taxes	(453,431)	(600,127)	(1,775,728)	(1,185,493)	(1,602,303)	(1,147,046)
Benefit (Provision) for Income Taxes						(7,762)
Net Income (Loss)	$ (453,431)	$ (600,127)	$ (1,775,728)	$ (1,185,493)	(1,602,303)	$ (1,154,808)
Iveda [Member]
Revenue					435,608
Cost of Revenue					381,924
Gross Profit					53,684
Depreciation and Amortization					20,000
General and Administrative					1,176,860
Gain (Loss) from Operations					(1,143,176)
Foreign Currency Gain
Interest Income
Interest Expense					(396,348)
Gain (Loss) Before Income Taxes					(1,539,524)
Benefit (Provision) for Income Taxes
Net Income (Loss)					(1,539,524)
Megasys [Member]
Revenue					1,048,627
Cost of Revenue					609,634
Gross Profit					438,993
Depreciation and Amortization					5,695
General and Administrative					518,865
Gain (Loss) from Operations					(85,567)
Foreign Currency Gain
Other Misc Income					24,282
Interest Income					914
Interest Expense					(2,408)
Gain (Loss) Before Income Taxes					(62,779)
Net Income (Loss)					$ (62,779)